Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 1,357,135	$ 1,119,640	$ 904,761
Deferred	46,745	33,323	303,049
Provision for income taxes	$ 1,403,880	$ 1,152,963	$ 1,207,810